Blanket Zimbabwe Indigenisation Transaction - Shareholding percentages and facilitation loan balances (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jan. 20, 2020	Feb. 20, 2012	Jun. 30, 2025	Dec. 31, 2024
Blanket Zimbabwe Indigenisation Transaction
Faciliation loans		$ 520			$ 7,155	$ 10,258
Blanket Mine (1983) (Private) Limited
Blanket Zimbabwe Indigenisation Transaction
Shareholding	36.00%
Effective interest & NCI recognised	26.00%		13.20%	16.20%
Faciliation loans		$ 520
Blanket Mine (1983) (Private) Limited | NIEEF
Blanket Zimbabwe Indigenisation Transaction
Shareholding	16.00%			16.00%
Effective interest & NCI recognised	16.00%	3.20%
Faciliation loans		$ 520
Blanket Mine (1983) (Private) Limited | Community Trust
Blanket Zimbabwe Indigenisation Transaction
Shareholding	10.00%			10.00%
Effective interest & NCI recognised	10.00%
Blanket Mine (1983) (Private) Limited | BETS
Blanket Zimbabwe Indigenisation Transaction
Shareholding	10.00%			10.00%